ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLES
Accounts receivable	¥ 39,370	$ 6,178	¥ 17,381
Allowance for doubtful accounts	(765)	(120)	0
Accounts receivable, net	38,605	6,058	17,381
Partners
ACCOUNTS RECEIVABLES
Receivables due from partners	8,688	1,363	2,364
Corporate Customers
ACCOUNTS RECEIVABLES
Receivables due from corporate customers	¥ 30,682	$ 4,815	¥ 15,017